Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of computation of earnings (loss) per share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Dilutive impact of the assumed conversion of potentially dilutive instruments which are 735,000 share options outstanding as at June 30, 2024 is shown as follows:

(in $ thousands except share and per share data)	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Basic earnings (loss) per share	0.16	(0.03)	0.21	(0.03)
Diluted earnings (loss) per share	0.16	(0.03)	0.21	(0.03)

Net income (loss)	6,863	(1,115)	9,355	(1,138)

Issued common shares at the end of the period	43,900,000	40,782,857	43,900,000	40,782,857
Weighted average number of shares outstanding for the period, basic	43,900,000	40,123,516	43,900,000	36,160,205
Dilutive impact of share options	17,309	—	8,654	—
Weighted average number of shares outstanding for the period, diluted	43,917,309	40,123,516	43,908,654	36,160,205